UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2003
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
August 2, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 91
Form 13F Information Table Value Total: 671,575
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207R101     6809 353550.000SH      SOLE                        353550.000
Abitibi-Consol                 COM              003924107     1946 280000.000SH      SOLE                        280000.000
Altria Group Inc               COM              02209S103     6842 228363.000SH      SOLE                        228363.000
Amdocs Ltd.                    COM              G02602103     2656 200000.000SH      SOLE                        200000.000
American Woodmark Corp         COM              030506109    16467 373319.616SH      SOLE                        373319.616
Anadarko Petroleum Corp.       COM              032511107     4451 97815.000SH       SOLE                         97815.000
Applied Materials              COM              038222105     1589 126300.000SH      SOLE                        126300.000
Arkansas Best Corp             COM              040790107    25409 999577.000SH      SOLE                        999577.000
BE Aerospace Inc               COM              073302101      123 64922.000SH       SOLE                         64922.000
Beazer Homes Inc.              COM              07556q105    18673 317513.768SH      SOLE                        317513.768
Berkshire Hathaway CL A        COM              084670108      319    5.000 SH       SOLE                             5.000
Black & Decker Corp            COM              091797100     6718 192700.000SH      SOLE                        192700.000
Calpine Corp.                  COM              131347106    10299 3120916.000SH     SOLE                        3120916.000
Capital One Financial Corp.    COM              14040h105    15807 526720.000SH      SOLE                        526720.000
Cemex S A Ssponsor ADR New Rep COM              151290889    14885 853490.996SH      SOLE                        853490.996
Cendant                        COM              151313103    19500 1535435.000SH     SOLE                        1535435.000
Centex Corp                    COM              152312104    42867 788585.000SH      SOLE                        788585.000
Citigroup Inc.                 COM              172967101    18893 548429.030SH      SOLE                        548429.030
Citrix Sys Inc                 COM              177376100    13641 1036550.000SH     SOLE                        1036550.000
ConocoPhillips                 COM              20825C104     9083 169454.000SH      SOLE                        169454.000
Conseco Inc                    COM              208464107       35 1011208.000SH     SOLE                        1011208.000
Countrywide Financial Corp.    COM              222372104    33853 588748.732SH      SOLE                        588748.732
Cytyc Corp Com                 COM              232946103      652 50000.000SH       SOLE                         50000.000
D&K Healthcare                 COM              232861104     5599 543600.000SH      SOLE                        543600.000
DVI Inc                        COM              233343102      197 23000.000SH       SOLE                         23000.000
Denbury Res. Inc.              COM              247916208     1135 104800.000SH      SOLE                        104800.000
Dynegy Inc.                    COM              26816Q101     1357 520000.000SH      SOLE                        520000.000
El Paso Corporation            COM              28336l109     4989 824564.000SH      SOLE                        824564.000
EnPro Industries Inc.          COM              29355X107      517 130000.000SH      SOLE                        130000.000
Ethan Allen Interiors Inc      COM              297602104     1324 45000.000SH       SOLE                         45000.000
Exelon Corp.                   COM              30161N101     5208 103310.000SH      SOLE                        103310.000
Exxon Mobil Corp.              COM              30231G102      209 5975.000 SH       SOLE                          5975.000
Fannie Mae                     COM              313586109     7559 115672.000SH      SOLE                        115672.000
Fidelity National Financial    COM              316326107    40876 1196941.000SH     SOLE                        1196941.000
Gabelli Asset Management       COM              36239Y102     3440 124860.000SH      SOLE                        124860.000
General Cable Corp             COM              369300108      466 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      352 13809.000SH       SOLE                         13809.000
GlobalSantaFe Corp             COM              G3930E101      367 17756.000SH       SOLE                         17756.000
Goodrich Co, B F               COM              382388106     7125 506750.000SH      SOLE                        506750.000
Graco Inc.                     COM              384109104     4700 167271.000SH      SOLE                        167271.000
Houston Exploration            COM              442120101     7205 266850.000SH      SOLE                        266850.000
Intel Corp                     COM              458140100      378 23204.000SH       SOLE                         23204.000
International Business Machine COM              459200101    11516 146830.564SH      SOLE                        146830.564
JLG Industries Inc.            COM              466210101      721 152761.801SH      SOLE                        152761.801
Knight Trading Group Inc.      COM              499063105     2404 616300.000SH      SOLE                        616300.000
Lamson & Sessions              COM              513696104     2443 478000.000SH      SOLE                        478000.000
Masco Corp                     COM              574599106     2475 132915.000SH      SOLE                        132915.000
Mastec Inc.                    COM              576323109     1760 782410.000SH      SOLE                        782410.000
Merck & Company                COM              589331107      623 11375.000SH       SOLE                         11375.000
Meritage Corp.                 COM              59001A102    18755 559340.000SH      SOLE                        559340.000
Merrill Lynch                  COM              590188108     9088 256720.000SH      SOLE                        256720.000
Metris Companies               COM              591598107      587 250000.000SH      SOLE                        250000.000
Mohawk Industries, Inc.        COM              608190104    24765 516582.000SH      SOLE                        516582.000
Monaco Coach                   COM              60886R103     2263 218437.000SH      SOLE                        218437.000
Morgan Stanley                 COM              617446448     6463 168530.000SH      SOLE                        168530.000
NVR Inc.                       COM              62944t105    42911 130430.000SH      SOLE                        130430.000
Nabors Industries LTD New (Ber COM              G6359F103     9855 247170.000SH      SOLE                        247170.000
National RV Holdings           COM              637277104     1517 321486.000SH      SOLE                        321486.000
Nicholas Financial Inc.        COM              65373J209       80 21000.000SH       SOLE                         21000.000
Ocean Energy Inc.              COM              67481e106     9758 487890.000SH      SOLE                        487890.000
Omni Energy Services           COM              68210T208       24 28799.000SH       SOLE                         28799.000
Orthodontic Centers of America COM              68750p103     4662 894820.000SH      SOLE                        894820.000
PNC Financial                  COM              693475105      485 11439.000SH       SOLE                         11439.000
Patterson Energy Inc.          COM              703481101    20715 640140.000SH      SOLE                        640140.000
Photon Dynamics Inc.           COM              719364101     4478 273700.000SH      SOLE                        273700.000
Polaris Industries, Inc.       COM              731068102    13990 281375.000SH      SOLE                        281375.000
Pulte Homes, Inc.              COM              745867101     3040 60615.000SH       SOLE                         60615.000
R G Barry Corp                 COM              068798107      741 322200.000SH      SOLE                        322200.000
RTI International Metals Inc.  COM              74973W107      392 40000.000SH       SOLE                         40000.000
Readers Digest Assoc.          COM              755267101     2301 225400.000SH      SOLE                        225400.000
Rush Enterprises CLA           COM              781846209     1055 282005.000SH      SOLE                        282005.000
Rush Enterprises CLB           COM              781846308     1049 282005.000SH      SOLE                        282005.000
Salton                         COM              795757103     1668 158900.000SH      SOLE                        158900.000
Sovereign Bancorp Inc.         COM              845905108      969 70000.000SH       SOLE                         70000.000
Stanley Furniture Inc New      COM              854305208     9607 452085.000SH      SOLE                        452085.000
Superconductor Technologies In COM              867931107      291 346620.000SH      SOLE                        346620.000
Superior Industries Intl Inc   COM              868168105    16631 456510.000SH      SOLE                        456510.000
Supervalu Inc.                 COM              868536103     3247 209500.000SH      SOLE                        209500.000
Telefonos De Mexico            COM              879403780      379 12760.000SH       SOLE                         12760.000
Tenet Healthcare Corp.         COM              88033G100     3350 200600.000SH      SOLE                        200600.000
Terex Corp Del                 COM              880779103     1614 130550.000SH      SOLE                        130550.000
Texas Industries Inc.          COM              882491103     4648 241725.451SH      SOLE                        241725.451
Thor Industries Inc.           COM              885160101     3549 141800.000SH      SOLE                        141800.000
Toll Brothers Inc.             COM              889478103     1154 59800.000SH       SOLE                         59800.000
Travelers Property Casualty CL COM              89420g109      280 19873.000SH       SOLE                         19873.000
Travelers Property Casualty CL COM              89420g406      576 40832.000SH       SOLE                         40832.000
Tyco International LTD         COM              902124106    18956 1474020.000SH     SOLE                        1474020.000
Washington Mutual Inc.         COM              939322103    14878 421837.000SH      SOLE                        421837.000
Whirlpool Corp                 COM              963320106    15490 315935.000SH      SOLE                        315935.000
Wilsons Leather                COM              972463103      368 92500.000SH       SOLE                         92500.000
Winnebago Inds. Inc.           COM              974637100     8484 311915.000SH      SOLE                        311915.000